13. Stockholders Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Common Stock

Transaction Type		Quantity	Valuation	Range of Value per Share
2015 Equity Transactions

Common stock issued per Waiver and Conversion Agreement	(1)	$1,718,585	$429,646	$0.25

Common stock issued per Employment Agreement of CEO	(2)	750,000	173,688	0.25

Common stock issued per Stock Rights Offering	(3)	3,782,666	2,210,032	0.60

Common stock issued per Stock Rights Offering	(4)	500,000	500,000	1.00
December 31 2015		$6,751,251	$3,313,366	$0.25-1.00
2016 Equity Transactions

Common Stock issued Board of Directors Compensation	(5)	62,000	42,000	0.60-1.00

Common stock issued pursuant to the Notes or Agreements to Convert	(6)	790,092	197,523	0.25

Common Stock offering	(7)	300,000	300,000	1.00

March 31, 2016		$1,152,092	$539,523	$0.25-1.00

The following is a more detailed description of the Company’s stock issuance from the table above:

(1)	Agreement and Waiver and Agreement to Convert

The Company issued 1,718,585 shares at $0.25 per share, representing $429,646 in penalties and interest, in connection with the Agreement and Waiver and the Agreement to Convert. For a complete description of the Agreement and Waiver and the Agreement to Convert, see Note 7 above.

(2)	Shares Issued to Chief Executive Officer

In November 2014, the Company entered into an Employment Agreement with its current Chief Executive Officer, which provided for stock based compensation equal to 750,000 of restricted shares, of which 250,000 shares vested in May 2015 and 500,000 shares vested in December 2015. These shares were issued at $0.25 per share and were issued subsequent to December 31, 2015.

(3)	Shares Issued in Connection with Stock Offering

In May 2015, the Company offered to existing shareholders a maximum of 6,666,667 shares of common stock at an issuance cost of $0.60 per share for a total of $4,000,000 (the “May Stock Offering”). The May Stock Offering concluded on November 15, 2015 the Company will issue 3,782,666 shares in connection with three closings.

(4)	Shares Issued in Connection with Stock Offering

In November 2015, the Company offered to new and existing shareholders a maximum of 2,000,000 shares of common stock at an issuance cost of $1 per share for a total of $2,000,000 (the “November Stock Offering”). On December 24, 2015, the Company closed subscriptions for 500,000 shares of common stock pursuant to the November Stock Offering, and on January 4, 2016, the stock certificates representing those shares were issued.

(5)	Shares Issued in Board of Directors Compensation

The Company added a new Director in November 2015. The Company issued the Director 50,000 shares of Common Stock at $.60 per share as compensation in February 2016. In addition, this Director agreed to serve as the Company’s Audit Committee Chair, and received 12,000 shares of Common Stock at $1.00 per share as compensation for these additional responsibilities.

(6)	Shares Issued in Connection with the Notes or Agreements to Convert

In connection with the Agreement and Waiver and Agreement to Convert, in February 2016, the Company issued an additional 624,606 shares of its common stock as payment for Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages, representing payment to Investors of $156,152.

In February 2016, the Company issued 165,486 shares of its common stock upon full conversion of a Note by a 2013 Investor. In total, $229,998 was paid to Investors in February 2016 in cash or shares of common stock.

(7)	Shares Issued in Connection with Offering

Transaction Type		Quantity	Valuation	Range of Value per Share
2014 Equity Transactions

Common stock issued in exercise of warrants	(1)	1,000,000	$1,000	$0.001

Common stock issued per mutual release and waiver	(2)	250,000	62,500	0.25
December 31, 2014		1,250,000	63,500	$.001-0.25
2015 Equity Transactions

Common stock issued per Waiver and Conversion Agreement	(3)	1,718,585	429,646	0.25

Common stock issued per Employment Agreement of CEO - 500,000 to be issued	(4)	750,000	173,688	0.25

Common stock issued per Stock Rights Offering	(5)	3,782,666	2,210,032	0.60

Common stock issued per Stock Rights Offering - to be issued	(6)	500,000	500,000	1.00
December 31 2015		6,751,251	$3,313,336	$0.25-1.00

Stock Option Activity
		Weighted Average	Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2015	200,000	0.375	2.42	—
Exercised	—	—	—	—
Granted	1,150,000	0.835	1.30
Forfeited/Cancelled	—	—	—	—
Balance- March 31, 2016	1,350,000	0.835	1.30

		Weighted Average	Weighted Average Remaining Contractual Life	Aggregate Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	(100,000)	—	—	—
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2015	200,000	0.375	2.67	—

Stock Options - Assumptions	:
Exercise price	$0.375
Expected dividends	0%
Expected volatility	150%
Risk free interest rate	1.76%
Expected term	5 years

Exercise price	$0.375
Expected dividends	0%
Expected volatility	150%
Risk free interest rate	1.76%
Expected term	5 years

Summary of Warrant Activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2014	9,728,984	0.375	3.9
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2015	9,728,984	0.375	3.2
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, March 31, 2016	9,728,984	0.375	2.7

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2013	4,338,884	0.242	4.9
Granted	5,390,100	0.375	5
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	0.375	4.4
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	0.375	3.9
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2015	9,728,984	0.375	3.2